PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2023
PRINCIPAL ACCOUNTING POLICIES
PRINCIPAL ACCOUNTING POLICIES

2.   PRINCIPAL ACCOUNTING POLICIES

2.1 Basis of presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for the years presented.

2.2 Basis of consolidation

The financial statements include the financial statements of the Company, its subsidiaries, VIE and VIE’s subsidiaries in which it has a controlling financial interest. The results of the subsidiaries, VIE and VIE’s subsidiaries are consolidated from the date on which the Company obtained control and continue to be consolidated until the date that such control ceases. All intercompany balances and transactions between the Group, its subsidiaries, VIE and VIE’s subsidiaries have been eliminated upon consolidation.

2.   PRINCIPAL ACCOUNTING POLICIES - continued

2.2 Basis of consolidation - continued

VIE Arrangements

In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of internet content and other restricted businesses, the Group operates its websites and other restricted businesses in the Chinese mainland through Shanghai Qusheng and its wholly-owned subsidiaries, whose equity interests are held by certain individuals or entities (“Nominee Shareholders”). The Group obtained control over the VIE and VIE’s subsidiaries by entering into a series of contractual arrangements amongst Dada Glory, VIE and its Nominee Shareholders. The contractual agreements were originally signed in November 2014 and further amended on December 28, 2022 and November 16, 2023, primary for change of Nominee Shareholders. As of November 16, 2023, Dada Glory had 50% direct ownership of Shanghai Qusheng, and the remaining 50% ownership was held by the Nominee Shareholder. The following is a summary of the agreements which allow Dada Glory to exercise effective control over Shanghai Qusheng.

Exclusive Business Cooperation Agreement

Pursuant to the exclusive business cooperation agreement between Dada Glory and the VIE, Dada Glory has the exclusive right to provide the VIE with complete business support and technical and consulting services, including but not limited to technical services, network support, business consultations, intellectual property licenses, equipment or leasing, marketing consultancy, system integration, product research and development, and system maintenance. Without Dada Glory’s prior written consent, the VIE may not accept any consultations and/or services regarding the matters contemplated by this agreement provided by any third party during the term of the agreement. The VIE agrees to pay Dada Glory service fees at an amount equals to 100% of the net income generated by the VIE, which should be paid on a monthly basis. However, no such service fees have been paid during the periods as the VIE has been in accumulated loss position. Dada Glory has the exclusive ownership of all the intellectual property rights created as a result of the performance of the exclusive business cooperation agreement. To guarantee the VIE’s performance of its obligations thereunder, Nominee Shareholder of the VIE have pledged all of their equity interests in the VIE to Dada Glory pursuant to the share pledge agreement. The exclusive business cooperation agreement has an initial term of 10 years and shall be extended if confirmed in writing by Dada Glory prior to the expiration. The extended term shall be determined by Dada Glory, and the VIE shall accept such extended term unconditionally.

Exclusive Option Agreements

Pursuant to the exclusive option agreements, Nominee Shareholder of the VIE has irrevocably granted Dada Glory, or any person designated by Dada Glory, an exclusive option to purchase all or part of its equity interests in the VIE. Dada Glory may exercise such options at a price equal to the lowest price as permitted by applicable PRC laws at the time of transfer of equity. The VIE and Nominee Shareholder of the VIE covenant that, without Dada Glory’s prior written consent, they will not, among other things, (i) supplement, change or amend the VIE’s articles of association and bylaws, (ii) increase or decrease the VIE’s registered capital or change its structure of registered capital, (iii) create any pledge or encumbrance on their equity interests in the VIE, other than those created under the equity interest pledge agreement, (iv) sell, transfer, mortgage, or dispose of their legal or beneficial interests in and any assets of the VIE and any legal or beneficial interests, (v) enter into any material contract by the VIE, except in the ordinary course of business, or (vi) merge or consolidate the VIE with any other entity. The exclusive option agreement has an initial term of ten years, and at the end of the initial term shall be renewed for a further term as specified by Dada Glory or terminated by Dada Glory in its sole discretion.

2.   PRINCIPAL ACCOUNTING POLICIES - continued

2.2 Basis of consolidation - continued

VIE Arrangements - continued

Share Pledge Agreements

Pursuant to the share pledge agreements, Nominee Shareholder of the VIE has pledged the security interest in their respective equity interests in the VIE, representing 50% equity interests in the VIE in aggregate to Dada Glory, to guarantee performance by Nominee Shareholder of their obligations under the powers of attorney, the exclusive business cooperation agreement and the exclusive option agreement, as well as the performance by the VIE of its obligations under the exclusive business cooperation agreement and the exclusive option agreement. In the event of a breach by the VIE or any of its shareholders of contractual obligations under these contractual arrangements, Dada Glory, as pledgee, will have the right to take possession of and dispose of the pledged equity interests in the VIE and will have priority in receiving the proceeds from such disposal. Nominee Shareholder of the VIE also covenant that, without the prior written consent of Dada Glory, they shall not transfer or agree to other’s transfer of the pledged equity interests, create or allow any new pledge or any other encumbrance on the pledged equity interests. The equity interest pledge agreement will remain effective until the contractual obligations are fully fulfilled and terminated. During the equity pledge period, Dada Glory is entitled to all dividends and other distributions generated by the VIE.

Powers of Attorney

Pursuant to the power of attorney, each of Nominee Shareholder of the VIE has executed a power of attorney to irrevocably authorize Dada Glory, or any person designated by Dada Glory, to act as its attorney-in-fact to exercise all of its rights as a shareholder of the VIE, including, but not limited to, (i) the right to propose, convene and attend shareholders’ meetings, (ii) vote on any resolution on behalf of the shareholders that require the shareholders to vote under PRC law and the VIE’s articles of association, such as the sale, transfer, pledge and disposal of all or part of a shareholder’s equity interest in the VIE, and designate and appoint the VIE’s legal representative, director, supervisor, chief executive officer and other senior management members on behalf of the shareholders. The powers of attorney will remain effective until such shareholder ceases to be a shareholder of the VIE or otherwise instructed by Dada Glory.

U.S. GAAP provides guidance on the identification of VIE and financial reporting for entities over which control is achieved through means other than voting interests. The Group evaluates each of its interests in an entity to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affect the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

The irrevocable powers of attorney described above have conveyed all shareholder rights held by the VIE’s shareholders to Dada Glory, including the right to appoint board members who nominate the general managers of the VIE to conduct day-to-day management of the VIE’s businesses, and to approve significant transactions of the VIE. The exclusive option agreements provide Dada Glory with a substantive kick-out right of the VIE shareholders through an exclusive option to purchase all or any part of the shareholders’ equity interest in the VIE at the lowest price permitted under the PRC laws then in effect. In addition, through the exclusive business cooperation agreement, Dada Glory has established the right to receive benefits from the VIE that could potentially be significant to the VIE, and through the share pledge agreement, Dada Glory has, in substance, an obligation to absorb losses of the VIE that could potentially be significant to the VIE. As these contractual arrangements allow the Group to effectively control the VIE and to derive substantially all of the economic benefits from it, the Group has consolidated the VIE.

2.   PRINCIPAL ACCOUNTING POLICIES - continued

2.2 Basis of consolidation - continued

VIE Arrangements - continued

Risks in relation to the VIE structure

The Company believes that the contractual arrangements amongst Dada Glory, Shanghai Qusheng and their respective shareholders are in compliance with PRC law and are legally enforceable. The Nominee Shareholder of Shanghai Qusheng are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, Shanghai Qusheng and its Nominee Shareholder may fail to take certain actions required for the Company’s business or to follow the Company’s instructions despite their contractual obligations to do so. Furthermore, if Shanghai Qusheng or its Nominee Shareholder do not act in the best interests of the Company under the contractual arrangements and any dispute relating to these contractual arrangements remains unresolved, the Company will have to enforce its rights under these contractual arrangements through the operations of PRC law and courts and therefore will be subject to uncertainties in the PRC legal system. All of these contractual arrangements are governed by PRC law and provided for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. As a result, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements, which may make it difficult to exert effective control over Shanghai Qusheng, and its ability to conduct the Company’s business may be adversely affected.

The following amounts and balances of the Consolidated VIEs were included in the Group’s consolidated financial statements after the elimination of intercompany balances and transactions within the Group:

	As of December 31,
	2022	2023
	RMB	RMB
Cash and cash equivalents	13,968	339
Accounts receivable, net	373	342
Amount due from related parties	2,688	1,454
Prepayments and other current assets	4,122	825
Property and equipment, net	84	52
Intangible assets, net	9,302	7,869
Other non-current assets	92	33
Total assets	30,629	10,914

Payable to riders and drivers	304	269
Amount due to related parties	966	1,408
Accrued expenses and other current liabilities	15,559	11,322
Total liabilities	16,829	12,999

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues	13,104	15,769	1,219
Net loss	(58,641)	(36,743)	(29,952)
Net cash provided by/(used in) operating activities	4,308	10,007	(36,203)
Net cash used in investing activities	(859)	—	(63)

2.   PRINCIPAL ACCOUNTING POLICIES - continued

2.2 Basis of consolidation - continued

VIE Arrangements - continued

The VIE contributed approximately 0.2%, 0.2% and 0.01% of the Group’s consolidated net revenues for the years ended December 31, 2021, 2022 and 2023, respectively. As of December 31, 2022 and 2023, the VIE accounted for approximately 0.3% and 0.1% of the consolidated total assets, and approximately 0.8% and 0.6% of the consolidated total liabilities, respectively.

There are no terms in any arrangements, other than the capital contribution for the 50% interests directly held by Dada Glory, considering both explicit arrangements and implicit variable interests that require the Group or its subsidiaries to provide financial support to the VIE. However, if the VIE was ever to need financial support, the Group or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholders of the VIE or entrustment loans to the VIE.

The Group believes that there are no assets held in the consolidated VIE that can be used only to settle obligations of the VIE, except for paid-in capital, additional paid-in capital (“APIC”) and the PRC statutory reserves. As the consolidated VIE is incorporated as a limited liability company under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Group for any of the liabilities of the consolidated VIE.

Relevant PRC laws and regulations restrict the VIE from transferring a portion of their net assets, equivalent to the balance of their paid-in capital, APIC and PRC statutory reserve, to the Group in the form of loans and advances or cash dividends.

2.3 Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, the Group’s management reviews these estimates based on information that is currently available. Changes in facts and circumstances may cause the Group to revise its estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include the useful lives of property and equipment and intangible assets, allowance for credit losses, assumptions used to measure the impairment loss of goodwill, property and equipment and intangible assets, and realization of deferred tax assets.

2.4 Functional currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company is the United States dollar (“US$” or “USD”). The functional currency of the Company’s subsidiaries, VIE and VIE’s subsidiaries is RMB or USD as determined based on the economic facts and circumstances.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Foreign currency denominated monetary assets and liabilities are re-measured at the balance sheet date exchange rate. The resulting exchange differences are included in the comprehensive loss.

Assets and liabilities of the Company and its subsidiaries with functional currency other than RMB are translated into RMB at fiscal year-end exchange rates. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Income and expense items are translated at average exchange rates during the fiscal year. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as accumulated other comprehensive (loss)/income.

2.   PRINCIPAL ACCOUNTING POLICIES - continued

2.5 Convenience translation

The Group’s business is primarily conducted in China and almost all of its revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into USD using the then current exchange rates, for the convenience of the readers. Translations of balances in the consolidated balance sheets, consolidated statements of operations and comprehensive loss and consolidated statements of cash flows from RMB into USD as of and for the year ended December 31, 2023 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB7.0999, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 29, 2023. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2023, or at any other rate.

2.6 Cash and cash equivalents

Cash and cash equivalents primarily consist of cash on hand and cash in bank which is highly liquid and unrestricted as to withdrawal and use.

2.7 Restricted cash

The Group’s restricted cash mainly represents cash received from consumers and reserved in bank supervised accounts for payments to retailers on the on-demand retail platform and payments to riders and drivers on the on-demand delivery platform.

2.8 Short-term investments

Short-term investments include (i) wealth management products with variable interest rates and will mature within one year; (ii) time deposits with original maturities longer than three months but less than one year. The Group elects the fair value option to record investments in wealth management products with variable interest rates and deposits indexed to foreign exchange with maturities less than one year at fair value in accordance with ASC 825 Financial Instruments.Changes in the fair value are reflected in the consolidated statements of operations and comprehensive loss. The gains recognized from wealth management products are RMB14,524, RMB19,865, and RMB25,760 for the years ended December 31, 2021, 2022 and 2023, respectively.

Starting from 2023, the Company presents on a net basis of its investing cash flows related to purchase/disposal of short-term investments with original maturities less than three months and its financing cash flows related to proceeds/repayment of short-term loans within three months that qualify for net reporting under U.S. GAAP. Prior years’ disclosures have been revised to relevant amounts to conform to the current years’ presentation.

2.9 Accounts receivable, net

Accounts receivable mainly consists of amount due from the Group’s customers, which is recorded net of allowance for credit losses. The Group has developed a current expected credit loss (“CECL”) model based on historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, and other factors that may affect its ability to collect from customers. Allowance of RMB10,651 and RMB42,907 was recognized for accounts receivable as of December 31, 2022 and 2023, respectively. Provision for credit loss of RMB10,651 and RMB42,354 was recorded for the year ended December 31, 2022 and 2023, respectively.

2.10 Inventories

Inventories, consisting of products available for sale, are stated at the lower of cost or net realizable value. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is determined based upon factors such as historical and forecasted consumer demand, and promotional environment.

2.   PRINCIPAL ACCOUNTING POLICIES - continued

2.11 Property and equipment, net

Property and equipment is stated at cost less accumulated depreciation and impairment. Property and equipment is depreciated at rates sufficient to write off its costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Category	Estimated useful lives
Computer equipment	3-4 years
Office facilities	3-5 years
Vehicles	5 years
Software	3-5 years
Leasehold improvement	Over the shorter of the expected useful life or the lease term

Repairs and maintenance costs are charged to operating expenses as incurred, whereas the costs of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the other operating income or expenses of consolidated statements of operations and comprehensive loss.

2.12 Intangible assets, net

Intangible assets purchased are measured at cost. The Group’s intangible assets primarily comprise of business cooperation agreement (“BCA”), non-compete commitment (“NCC”), technology, trademark and domain name arising from the Group’s acquisition of JDDJ business from JD.com, Inc. (“JD”) in 2016 and BCA arising from JD Investments (as defined below in note 12) in 2022 and 2023, respectively, which are recognized at fair value based on a valuation upon acquisition. Following the initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The identifiable intangible assets acquired are amortized on a straight-line basis over the respective useful lives as follows:

Category	Amortization Years
BCA	3-10
NCC	7
Technology	3.7
Trademark and domain name	9-9.7

2.13 Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Group’s acquisition of JDDJ business from JD occurred in 2016. Goodwill is not amortized but is reviewed at least annually for impairment or earlier, if any indication of impairment exists.

In evaluation of goodwill impairment, the Group performs a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Based on the qualitative assessment, if it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the Group compares the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.

Application of goodwill impairment test in quantitative analysis requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

2.   PRINCIPAL ACCOUNTING POLICIES – continued

2.13 Goodwill – continued

The Group has determined it has only one reporting unit and applied quantitative assessment in its annual impairment loss of goodwill analysis as of December 31 of each years. No impairment loss of goodwill was recorded for the years ended 2021 and 2022 as the fair value of reporting unit significantly exceeded its carrying value at respective assessment date. As of December 31, 2023, considering the duration and severity of the decline in Dada’s market capitalization, the Group assessed that it was more likely than not that the fair value of the Group was less than its carrying amount and performed quantitative impairment test. The fair value of the Group was determined based on the discounted cash flow analysis using the following significant assumptions (a) internal cash flows forecasts including expected revenue growth, operating margins and estimated capital needs, (b) an estimated terminal value using terminal year long-term future growth rate, and (c) a discount rate. As a result, the fair value of the Group was estimated to be below the carrying amount and the Group recorded a RMB957,605 impairment loss of goodwill in the consolidated statements of  operations and comprehensive loss for the year ended December 31, 2023.

2.14 Fair value measurement

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it transacts and considers assumptions that market participants use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The hierarchy is as follows:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach, (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities.

The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

As of December 31, 2023, investments in wealth management products are measured using Level 2 input and recorded at fair value initially and on a recurring basis in periods subsequent to their initial recognition. The fair values of investments in wealth management products are measured based on currently redeemable prices offered by the selling banks, which are considered as level 2 inputs.

2.    PRINCIPAL ACCOUNTING POLICIES - continued

2.15 Revenue recognition

The Group derives its revenues principally from (1) providing on-demand retail platform services and fulfillment services to retailers, and online advertising and marketing services to its customers (e.g. brand owners or their agents) on JDDJ platform, and (2) providing on-demand delivery services to merchants and individual senders on Dada Now platform. Revenue is stated net of value added tax, discounts and return allowances.

Services

The Group provides on-demand retail platform services on JDDJ platform. The service revenues primarily consist of commission fees charged to retailers for participating in the Group’s online marketplace, where the Group acts as an agent and its performance obligation is to facilitate the retailers’ online sales of their goods and services through JDDJ. The Group is not primarily obligated to the consumers, does not take inventory risk, and does not have latitude over pricing of the merchandise. Upon successful sales, the Group charges the retailer a fixed rate commission fee based on the sales amount. Commission fee revenues are recognized on a net basis at the point of delivery of merchandise.

The Group fulfills the delivery needs of retailers on JDDJ and other customers on Dada Now by utilizing the Group’s network of registered riders on Dada Now. Under this type of services, the Group enters into agreements with customers, which enforce the Group’s acceptance of all the related delivery requests at the prices stipulated in the agreements. The Group has determined that it acts as the principal in these transactions as the Group is primarily responsible for the delivery of merchandise and has the ability to control the related services. The Group has the ability to control the services provided by riders as it is responsible for and guarantees identifying and directing riders that meet the quality criteria stipulated in the agreements to complete the deliveries requested by customers. Additionally, the Group has ultimate control over the amounts charged to the customers. Although in this type of services, the riders still have the ability to accept, decline or disregard a delivery assignment, it is the Group’s responsibility to find a replacement and complete the delivery timely. Revenues resulting from these services are recognized on a gross basis at a pre-determined amount for each completed delivery, with the amounts paid to the riders recorded in operations and support costs. These revenues are recognized at the point of delivery of merchandise.

In addition, the Group arranges for on-demand delivery services to be provided through Dada Now platform where it assists its customer in finding a rider to complete a delivery requested by the customer. The Group concludes that it acts as an agent in these transactions as it is not responsible for fulfilling the promise to provide the delivery services, nor does the Group have the ability to control the related services. The Group does not have the ability to control the services provided by riders due to the following: (i) the Group does not pre-purchase or otherwise obtain control of the riders’ services prior to their transfer to the customers; (ii) the Group does not guarantee an order could be taken by a rider; (iii) the Group cannot direct the riders to accept, decline or disregard a transaction request and (iv) the Group’s platform services do not include the delivery services provided to the customers by the riders. The service fee earned by the Group is the difference between the amount paid by the customer based on an upfront quoted fare and the amount earned by the rider based on expected delivery time, distance and other factors, which are both fixed at the time a transaction is entered into with a customer. The Group may record a loss from a transaction when an upfront quoted fare offered to the customer is less than the amount the Group is committed to paying to the rider. The revenue is recognized on a net basis at the point of delivery of merchandise. The loss on this type of transactions is recorded in operations and support costs in the consolidated statements of operations and comprehensive loss, as it is not related to any other current, previous or future transactions with the customer and in substance, is an expense paid to the rider. The losses included in operations and support costs were RMB95,281, RMB85,177 and RMB53,074 for the years ended December 31, 2021, 2022 and 2023, respectively.

The Group also provides online advertising and marketing services to its customers (e.g. brand owners or their agents) on JDDJ platform. Revenue is recognized when service is rendered. Online advertising and marketing services revenues are recognized on a gross basis over a period of time.

2.   PRINCIPAL ACCOUNTING POLICIES - continued

2.15 Revenue recognition – continued

Other services provided by the Group comprise packaging services. Revenue is recognized when service is rendered at the point in time.

Goods sales

The Group operates its own e-commerce business and sells delivery equipment and other merchandise on Dada Now. Revenue is recognized on a gross basis as the Group is acting as a principal in these transactions, is responsible for fulfilling the promise to provide the specified merchandise and also has pricing discretion. The Group recognizes revenues net of discounts and return allowances when the goods are delivered to the customers.

Incentive programs

Customer incentives

The Group offers various incentive programs to merchants, individual senders and business customers in the form of coupons or volume-based discounts that are recorded as reduction of revenue as the Group does not receive a distinct good or service in consideration.

Rider incentives

The Group offers various incentive programs to riders, primarily in the form of volume-based incentives. The riders are not the Group’s customers as they do not pay for their use of the Group’s platform in any form. Therefore, for transactions where the Group acts as an agent and recognizes revenue on a net basis, the related rider incentives are recorded as a reduction of revenue. The incentive amount in excess of the related revenue is included in operations and support costs. For transactions where the Group acts as a principal and recognizes revenue on a gross basis, the related rider incentives are included in operations and support costs. For the years ended December 31, 2021, 2022 and 2023, incentives to riders recorded in operations and support costs were RMB88,494, RMB79,238 and RMB41,056, respectively.

Consumer incentives

The consumer incentives are offered to promote the Group’s platform or brand owners’ products in the form of promotion coupon on JDDJ, which are valid only during a limited period of time. These incentives are provided at the Group’s discretion and are not contractually required by the retailers or brand owners. These incentives also do not reduce the overall pricing of the services provided by the Group. As the Group has no performance obligation to consumers, who are not the Group’s customers, consumer incentives offered to promote the Group’s platform are recognized as selling and marketing expenses, and consumer incentives offered on brand owners’ products are recognized as operation and support costs. For the years ended December 31, 2021, 2022 and 2023, RMB2,223,109, RMB2,782,585 and RMB2,548,189 were recorded as selling and marketing expenses, and RMB715,883, RMB1,013,636 and RMB1,055,745 were recorded as and operation and support costs, respectively.

All the consumer incentives granted can be categorized into (i) incentives granted concurrent with a purchase transaction, and (ii) incentives granted not concurrent with a purchase transaction. When the incentive is granted concurrent with a purchase transaction, expenses or reduction of revenue are accrued, in the most likely amount to be earned, as the related transactions are recorded. Since such incentives are generally earned over a very short period of time, there is limited uncertainty when estimating the expenses to be accrued or variable consideration to be recorded as a reduction of revenue. When the incentive (i.e. a coupon) is granted not concurrent with a purchase transaction, expenses or reduction of revenue are recognized upon the redemption of such incentive.

2.   PRINCIPAL ACCOUNTING POLICIES - continued

2.15 Revenue recognition - continued

Disaggregation of revenues

For the years ended December 31, 2021, 2022 and 2023, all of the Group’s revenues were generated in the PRC. The disaggregated revenues by revenue streams were as follows:

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
JDDJ: (1)
Services	4,045,550	6,205,180	6,489,420
Sales of goods	—	4,845	2,334
Subtotal	4,045,550	6,210,025	6,491,754
Dada Now: (2)
Services	2,753,458	3,082,928	3,963,593
Sales of goods	67,254	74,642	50,903
Subtotal	2,820,712	3,157,570	4,014,496
Total	6,866,262	9,367,595	10,506,250

Notes:

(1)	Includes net revenues from (i) commission fee, and online advertising and marketing services of RMB2,275,306, RMB3,831,218 and RMB3,810,368 for the years ended December 31, 2021, 2022 and 2023, respectively; and (ii) fulfillment services and others of RMB1,770,244, RMB2,373,962 and RMB2,679,052 for the years ended December 31, 2021, 2022 and 2023, respectively.
(2)	Includes net revenues from on-demand delivery services and freight services. Revenue from on-demand delivery services for which the Group acts as a principal was RMB1,681,121, RMB2,343,206 and RMB3,279,905 for the years ended December 31, 2021, 2022 and 2023, respectively.

Contract balances

The remaining unsatisfied performance obligation as of December 31, 2022 and 2023 was immaterial.

Timing of revenue recognition may differ from the timing of invoicing customers. Accounts receivable represents amounts invoiced and revenues recognized prior to invoicing when the Group has satisfied its performance obligation and has the unconditional right to payment.

2.   PRINCIPAL ACCOUNTING POLICIES - continued

2.15 Revenue recognition - continued

The Group receives advance payments from customers pursuant to the agreements with certain customers before the services or products are provided, which is recorded as advance for online advertising and marketing services or goods sale included in the accrued expenses and other current liabilities on the consolidated balance sheets. The opening and closing balances of the Group’s advances from customers are as follows:

Advances from
Customers
RMB
Ending Balance as of January 1, 2021	26,251
Additions, net	23,264
Ending Balance as of December 31, 2021	49,515
Additions, net	44,407
Ending Balance as of December 31, 2022	93,922
Additions, net	56,321
Ending Balance as of December 31, 2023	150,243

The opening balances of RMB26,251, RMB49,515 and RMB93,922 were recognized as revenue in the years ended December 31, 2021, 2022 and 2023, respectively.

Practical expedients and exemptions

The Group elects not to disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

2.16 Operations and support

Operations and support costs primarily consist of (i) riders’ and drivers’ remuneration and incentives to fulfil the Group’s delivery orders and picking orders, (ii) expenses incurred in providing customer and rider care services or the service fee charged by external customer service providers, (iii) expenses charged by outsourced delivery agencies, (iv) expenses incurred in providing online advertising and marketing services, (v) transaction fees charged by third-party payment platform, and (vi) packaging cost as well as other operations and support costs directly attributed to the Group’s principal operations.

2.17 Selling and marketing

Selling and marketing expenses primarily consist of online and offline promotion and coupons to promote the Group’s platforms, advertising and marketing expenses to attract or retain consumers for the Group’s JDDJ platform and Dada Now platform, payroll and related expenses for employees involved in selling and marketing functions, as well as the expenses incurred for facilities and equipment, such as depreciation expenses, rental and others. The advertising and marketing expenses amounted to RMB574,569, RMB944,471 and RMB753,490 for the years ended December 31, 2021, 2022 and 2023, respectively.

2.18 Research and development

Research and development expenses primarily consist of technology infrastructure expenses, payroll and related expenses for employees involved in platform development, charges for the usage of the server and computer equipment, and editorial content.

2.19 Other operating expenses

Other operating expenses primarily consist of purchase price of merchandise sold on Dada Now.

2.   PRINCIPAL ACCOUNTING POLICIES - continued

2.20 Leases

As a lessee

The Group leases office space and warehouse facilities in different cities in PRC under non-cancellable operating lease agreements that expire at various dates through September 2025. The Group elected the short-term lease exemption for all contracts with an original lease term of 12 months or less.

Under ASC 842, “Leases”, the Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use (“ROU”) assets on its consolidated balance sheets at the lease commencement. The Group measures the operating lease liabilities at the commencement date based on the present value of remaining lease payments over the lease term, which is computed using the Group’s incremental borrowing rate, an estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the lease term. The Group measures the operating lease ROU assets based on the corresponding lease liabilities adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing operating lease expense based on lease payments on a straight-line basis over the lease term after the lessor makes the underlying asset available to the Group. Some of the Group’s lease contracts include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group does not include renewal option periods in the lease term for which it is not reasonably certain to exercise.

2.21 Share-based compensation

The Group accounts for share options and restricted share units granted to employees, directors, and consultants under ASC 718, “Stock Compensation”. In accordance with the standards, the Group determines whether a share-based compensation should be classified and accounted for as a liability award or an equity award.

Options and restricted share units granted to employees and non-employees, including directors, vest upon satisfaction of a service condition, which is generally satisfied over two to four years, and are measured at fair value as of the grant date. The Company elects to recognize forfeitures when they occur.

According to ASC 718, a change in any of the terms or conditions of equity-based awards shall be accounted for as a modification of the award. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified. For vested options, the Group would recognize incremental compensation cost on the date of modification and for nonvested options, the Group would recognize, prospectively and over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award.

2.22 Loss per share

Basic loss per share is computed by dividing net loss available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the periods presented.

Diluted loss per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had share options and restricted share units, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted loss per share the effect of the share options and restricted share units are computed using the treasury stock method.

2.   PRINCIPAL ACCOUNTING POLICIES - continued

2.23 Government grants

Government grants are primarily referred to the amounts received from various levels of local governments from time to time which are granted for general corporate purposes and to support the Group’s ongoing operations in the region. The grants are determined at the discretion of the relevant government authorities and there are no restrictions on their use. The government grants are recorded as other operating income in the period the cash is received.

2.24 Taxation

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be received or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the consolidated statements of operations and comprehensive loss in the period of the enactment of the change.

2.25 Segment reporting

The Group uses management approach to determine operating segment. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions in allocation of resource and assessing performance.

The Group’s CODM has been identified as the president or interim president who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. The Group operates and manages its business as a single operating segment.

The Group’s long-lived assets are all located in the PRC and all of the Group’s revenues are derived from the PRC. Therefore, no geographic information is presented.

2.26 Comprehensive loss

Comprehensive loss is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive loss is reported in the consolidated statements of operations and comprehensive loss. Accumulated other comprehensive income as presented in the accompanying consolidated balance sheets, represents accumulated foreign currency translation adjustments.

2.27 Recent accounting pronouncements

In November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the CODM and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of the ASU should be applied retrospectively to all prior periods presented in the financial statements. Early adoption is also permitted. This ASU will likely result in the group including the additional required disclosures when adopted. The Group is currently evaluating the provisions of this ASU and expect to adopt them for the year ending December 31, 2024.

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. The Group has evaluated this ASU and expects to add additional disclosures to the consolidated financial statements, once adopted.